Summary of Existing Stock Based Compensation Plans and Outstanding Shares (Detail)				12 Months Ended			12 Months Ended							12 Months Ended					12 Months Ended				12 Months Ended										3 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan - Tranche A options	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan - Tranche B options	Dec. 31, 2012 Resolution Performance 2000 Non-Employee Directors Option Plan		Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan		Dec. 31, 2012 Resolution Specialty Materials 2004 StockOption Plan - Tranche A options	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan - Tranche B performance options [Member]	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan - Director options [Member]	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Trance A options [Member]	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Trance B options	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Director options	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Director options fully vested	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan - Options to purchase units [Member]		Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan - Restricted Stock Units	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C RDU's	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options Change of Control	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus Minimum Change of Control Targeted Common Unit Value	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus Minimum Realization Event Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A Change of Control	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Change of Control Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Minimum Change of Control Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Minimum Realization Event Targeted Common Unit Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	82,556,847	82,556,847	82,556,847		21,844	43,731	302,433				23,775	47,552	142,664		891,279	891,279	84,423	28,141		385,500		94,000		2,725,082	[1]	918,975	1,362,533	[2]	454,172	1,362,533	[3]	454,172
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Nov. 01, 2010			Nov. 01, 2010		Oct. 01, 2014					Aug. 01, 2014					Apr. 01, 2017				Feb. 01, 2021
Option Term				8 years 0 months 30 days [4]			8 years 0 months 30 days	[5]	8 years 0 months 30 days	[6]				10 years [7]						8 years	[8]		10 years										10 years
Number of Shares Authorized									1,027,197					3,670,635					1,700,000				20,800,000 [9]
Vesting period																																	4 years	6 months		6 months	1 year	4 years	6 months	2 years	6 months	6 months	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																	3,971,667		3,136,150

[1]	527,028 Tranche A Options and 181,830 Tranche A RDUs related to employees of MPM were also outstanding as of December 31, 2012
[2]	261,737 Tranche B Options and 87,247 Tranche B RDUs related to employees of MPM were also outstanding as of December 31, 2012
[3]	261,737 Tranche C Options and 87,247 Tranche C RDUs related to employees of MPM were also outstanding as of December 31, 2012
[4]	63,679 Options granted between November 2000 and January 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[5]	302,433 Options granted between November 2000 and November 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[6]	213,991 Options granted between October 2004 and December 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[7]	1,895,122 Options granted between August 2004 and October 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[8]	381,500 Options granted in April 2007 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[9]	The number of shares authorized under this plan was increased from 13,900,000 to 20,800,000 in March 2013